T. ROWE PRICE Small-Cap Value Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.6%
COMMUNICATION SERVICES  2.0%
Diversified Telecommunication Services  0.3%
Uniti Group (1)(2) 3,253,206 30,515
30,515
Entertainment  0.9%
Madison Square Garden Sports (2) 178,772 57,457
Sphere Entertainment (1)(2) 241,300 28,329
85,786
Media  0.8%
New York Times, Class A  883,795 74,000
74,000
Total Communication Services 190,301
CONSUMER DISCRETIONARY  8.9%
Automobile Components  1.5%
Dorman Products (2) 221,817 23,149
LCI Industries  61,822 7,603
Patrick Industries (1) 221,547 24,607
Phinia  209,100 14,311
Visteon  725,911 66,137
135,807
Broadline Retail  0.2%
Ollie's Bargain Outlet Holdings (2) 63,500 5,845
Savers Value Village (1)(2) 1,634,844 12,163
18,008
Distributors  0.1%
Pool  43,498 8,801
8,801
Diversified Consumer Services  1.0%
Liberty Live Holdings, Class C (2) 541,450 50,956
McGraw Hill (2) 387,769 5,312
Strategic Education  418,655 34,732
91,000
Hotels, Restaurants & Leisure  1.1%
BJ's Restaurants (2) 167,309 5,873
Dutch Bros, Class A (2) 494,509 25,052
Life Time Group Holdings (2) 759,230 20,454
Marriott Vacations Worldwide (1) 441,071 28,722

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (2)(3)(4)(5) 1,439,856 3,499
Wingstop  48,236 7,475
Wyndham Hotels & Resorts  159,809 12,981
104,056
Household Durables  1.6%
Champion Homes (2) 274,473 20,413
Installed Building Products  107,689 28,554
M/I Homes (2) 282,473 34,589
Taylor Morrison Home (2) 1,118,912 65,165
148,721
Leisure Products  0.3%
Peloton Interactive, Class A (2) 6,129,781 26,297
26,297
Specialty Retail  2.0%
Abercrombie & Fitch, Class A (2) 508,230 46,437
Advance Auto Parts (1) 392,971 20,729
Boot Barn Holdings (2) 125,257 18,333
Chewy, Class A (2) 778,725 21,026
Floor & Decor Holdings, Class A (1)(2) 374,088 19,004
Urban Outfitters (2) 361,411 22,895
Victoria's Secret (2) 698,801 32,396
180,820
Textiles, Apparel & Luxury Goods  1.1%
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (2)(3)(4) 3,303,766 10,010
Figs, Class A (2) 950,034 14,032
Kontoor Brands  460,026 32,335
Steven Madden  1,080,033 36,635
Under Armour, Class A (1)(2) 1,677,463 9,914
102,926
Total Consumer Discretionary 816,436
CONSUMER STAPLES  1.6%
Beverages  0.1%
Boston Beer, Class A (2) 46,100 10,621
10,621
Consumer Staples Distribution & Retail  0.3%
Grocery Outlet Holding (1)(2) 4,428,792 31,223
31,223
Food Products  0.7%
Cal-Maine Foods  125,373 9,923

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Farmers Business Network, Warrants, 9/29/33, Acquisition
Date: 9/29/23 - 6/20/25, Cost $— (2)(3)(4) 13,891,000 —
Lamb Weston Holdings  159,335 6,734
Nomad Foods  705,064 6,776
Post Holdings (2) 358,843 35,475
Simply Good Foods (2) 334,349 4,798
63,706
Household Products  0.2%
Reynolds Consumer Products  851,686 18,039
18,039
Personal Care Products  0.1%
BellRing Brands (2) 294,763 4,743
4,743
Tobacco  0.2%
Turning Point Brands  196,023 17,013
17,013
Total Consumer Staples 145,345
ENERGY  9.9%
Energy Equipment & Services  3.4%
Cactus, Class A  989,002 46,849
Enerflex (CAD) (1) 393,455 8,230
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $20,875 (2)(3)(4)(5)(6) 20,874,541 9,602
Expro Group Holdings (2) 3,106,703 54,088
Liberty Energy, Class A  1,534,680 44,199
Noble (1) 1,090,846 53,528
Seadrill (2) 317,036 14,425
TechnipFMC  1,186,098 81,995
312,916
Oil, Gas & Consumable Fuels  6.5%
Delek U.S. Holdings  501,321 22,595
Denison Mines (1)(2) 2,620,100 9,249
Golar LNG  781,000 42,260
Gulfport Energy (2) 214,619 45,407
Magnolia Oil & Gas, Class A  2,202,166 69,522
Matador Resources  2,043,860 129,131
PBF Energy, Class A  1,325,979 63,143
Peabody Energy  497,100 16,379
Permian Resources, Class A  4,658,374 99,317
Range Resources  883,334 39,909
Scorpio Tankers  693,223 51,756

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Uranium Energy (2) 698,669 9,432
598,100
Total Energy 911,016
FINANCIALS  23.8%
Banks  16.8%
Atlantic Union Bankshares  911,053 32,561
Avidia Bancorp  523,678 10,301
Banc of California  3,430,779 60,313
BankUnited  663,435 29,961
Byline Bancorp  362,395 11,441
Cathay General Bancorp  564,922 28,167
Coastal Financial (2) 692,816 52,723
Columbia Banking System  5,913,284 162,201
Commercial Bancgroup  441,863 11,497
CRB Group, Acquisition Date: 1/28/22 - 1/15/26,
Cost $29,213 (2)(3)(4) 284,732 29,937
CRB Group, Warrants, 1/8/27, Acquisition Date: 1/16/26,
Cost $— (2)(3)(4) 51,532 —
Eagle Bancorp  709,614 17,648
East West Bancorp  474,768 50,686
Eastern Bankshares  3,311,981 64,782
Equity Bancshares, Class A  339,252 15,066
FB Financial  1,227,699 63,767
Flagstar Bank  3,662,912 48,241
FS Bancorp (6) 622,309 24,015
Home BancShares  2,682,690 72,245
International Bancshares  478,528 32,200
John Marshall Bancorp (6) 1,212,738 24,594
Live Oak Bancshares (6) 2,352,941 77,812
National Bank Holdings, Class A  617,540 24,183
Pinnacle Financial Partners  2,158,103 185,899
Ponce Financial Group (2) 1,125,615 18,809
Preferred Bank  586,287 53,170
Southern First Bancshares (2)(6) 449,064 24,474
SOUTHSTATE BANK  420,746 38,928
Texas Capital Bancshares (2) 1,081,020 102,567
Towne Bank  2,499,678 84,164
Western Alliance Bancorp  900,068 63,770
WSFS Financial  460,741 30,160
1,546,282
Capital Markets  1.2%
Etoro Group, Class A (2) 298,979 8,978

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hamilton Lane, Class A  261,361 25,979
Houlihan Lokey  58,156 8,353
Miami International Holdings (2) 290,090 11,290
OTC Markets Group, Class A  344,513 18,442
StoneX Group (2) 368,370 29,709
Wealthfront (2) 879,306 8,134
110,885
Consumer Finance  0.5%
LendingClub (2) 1,126,511 16,132
PRA Group (2)(6) 1,941,113 33,969
50,101
Financial Services  2.6%
HA Sustainable Infrastructure Capital (1) 2,656,195 97,615
Klarna Group (1)(2) 1,000 13
Marqeta, Class A (2) 3,625,985 14,794
PennyMac Financial Services  945,559 82,642
Sezzle (1)(2) 214,371 13,567
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (2)(3)(4) 38,630 —
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $1,384 (2)(3)(4)(6) 553,406 1,384
Walker & Dunlop  642,544 28,516
238,531
Insurance  2.3%
Accelerant Holdings, Class A (1)(2) 576,850 7,707
Ategrity Specialty Holdings (2) 330,046 6,525
Baldwin Insurance Group (1)(2) 811,867 17,812
Coalition, Series A, Acquisition Date: 9/13/21, Cost $357 (2)(3)
(4) 21,587 158
Ethos Technologies, Class A (2) 764,836 8,543
Goosehead Insurance, Class A (2) 309,765 13,215
Hagerty, Class A (2) 1,438,481 15,147
James River Group Holdings (6) 2,638,193 16,621
Neptune Insurance Holdings, Class A (2) 610,907 14,778
Palomar Holdings (2) 78,888 9,427
Primerica  92,911 23,272
RLI  298,785 17,043
Root, Class A (1)(2) 316,115 13,963
Ryan Specialty Holdings (1) 502,371 16,950
TWFG (2) 510,997 9,397
White Mountains Insurance Group  8,292 18,217
208,775

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mortgage Real Estate Investment Trusts  0.4%
PennyMac Mortgage Investment Trust, REIT  2,922,178 34,073
34,073
Total Financials 2,188,647
HEALTH CARE  11.0%
Biotechnology  6.4%
Agios Pharmaceuticals (2) 609,500 20,619
Aktis Oncology (2) 204,347 3,656
Apogee Therapeutics (2) 45,469 3,827
Applied Therapeutics, CVR (2)(3) 12,664,165 —
Avalo Therapeutics (1)(2) 379,090 5,660
Bicara Therapeutics (1)(2) 705,031 14,023
Black Diamond Therapeutics (1)(2) 2,130,050 4,537
Cabaletta Bio (2)(6) 5,784,872 15,561
Centessa Pharmaceuticals, ADR (2) 61,361 2,437
CG oncology (1)(2) 127,292 8,615
CRISPR Therapeutics (1)(2) 395,868 18,831
Cytokinetics (1)(2) 1,178,125 77,650
Denali Therapeutics (2) 1,409,636 27,065
Dianthus Therapeutics (1)(2) 94,768 7,953
Dyne Therapeutics (2) 4,625,081 83,853
Eikon Therapeutics (2) 717,600 7,592
Erasca (1)(2) 1,796,208 29,063
Immatics (1)(2) 4,698,266 46,231
Immunocore Holdings, ADR (1)(2) 296,284 8,933
Immunome (1)(2) 1,617,893 35,383
Immunovant (1)(2) 311,514 7,738
Jasper Therapeutics, Warrants, 9/22/29 (2)(3) 612,126 153
Karyopharm Therapeutics (2)(6) 876,504 4,882
Karyopharm Therapeutics, Warrants, 10/3/28, Acquisition Date:
10/8/25, Cost $— (2)(4)(6) 447,624 1,414
Kodiak Sciences (2) 250,594 9,553
Kymera Therapeutics (2) 93,041 7,749
MapLight Therapeutics (2) 621,328 12,632
MapLight Therapeutics, Acquisition Date: 7/18/25,
Cost $3,251 (2)(4) 203,208 4,131
Prime Medicine (1)(2) 1,518,427 5,284
Sarepta Therapeutics (2) 561,374 12,216
Shattuck Labs (2) 2,829,969 18,197
Stoke Therapeutics (2) 145,900 4,751
Vaxcyte (2) 1,369,591 79,587
589,776

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  0.8%
Avanos Medical (2)(6) 2,839,254 39,778
iRadimed  82,347 7,927
Neogen (2) 1,413,476 13,131
Novocure (2) 539,480 5,880
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (2)
(3)(4) 2,631,808 816
QuidelOrtho (1)(2) 426,651 7,010
74,542
Health Care Providers & Services  2.4%
Alignment Healthcare (2) 2,026,606 35,709
BrightSpring Health Services (2) 966,195 41,169
Capsule, Acquisition Date: 4/7/21, Cost $3,065 (2)(3)(4) 211,518 78
Concentra Group Holdings Parent  1,310,585 28,112
Ensign Group  250,648 50,506
Innovage Holding (2) 3,366,424 26,999
Oscar Health, Class A (2) 2,081,723 23,877
Select Medical Holdings  1,129,341 18,397
224,847
Health Care Technology  0.1%
Certara (2) 790,091 4,503
4,503
Life Sciences Tools & Services  0.7%
10X Genomics, Class A (2) 661,961 14,053
BioLife Solutions (2) 422,357 8,058
Maravai LifeSciences Holdings, Class A (2) 580,846 1,644
Personalis (1)(2) 529,000 3,370
Repligen (2) 78,636 9,265
Sotera Health (2) 2,004,729 28,748
Stevanato Group  115,204 1,584
66,722
Pharmaceuticals  0.6%
Elanco Animal Health (1)(2) 1,464,022 35,034
Icosavax, CVR (2)(3) 1,240,955 —
Perrigo  956,111 10,269
Rapport Therapeutics (2) 364,351 11,400
56,703
Total Health Care 1,017,093
INDUSTRIALS & BUSINESS SERVICES  12.2%
Aerospace & Defense  1.0%
Loar Holdings (1)(2) 126,117 7,225

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mercury Systems (2) 296,757 21,637
Moog, Class A  38,261 11,197
VSE  269,904 49,770
89,829
Building Products  1.3%
AZZ  191,841 24,005
Modine Manufacturing (2) 84,100 18,225
Simpson Manufacturing  11,813 2,028
UFP Industries  459,987 42,374
Zurn Elkay Water Solutions  659,056 29,552
116,184
Commercial Services & Supplies  0.6%
Brady, Class A  89,465 7,268
Casella Waste Systems, Class A (2) 221,917 17,607
MSA Safety  105,505 17,298
UniFirst  33,401 8,403
50,576
Construction & Engineering  1.3%
Arcosa  420,335 44,614
MYR Group (2) 74,785 21,113
Valmont Industries  90,440 36,137
WillScot Holdings (1) 1,096,120 19,029
120,893
Electrical Equipment  1.4%
EnerSys  292,867 50,877
Nextpower, Class A (2) 508,118 61,254
Shoals Technologies Group, Class A (2) 2,949,734 19,409
131,540
Ground Transportation  0.6%
Covenant Logistics Group  529,081 14,365
Saia (2) 110,772 38,912
53,277
Machinery  3.5%
Aebi Schmidt Holding  2,082,300 20,219
AGCO  40,306 4,670
Alamo Group  95,520 15,758
Alliance Laundry Holdings (2) 514,203 10,665
CECO Environmental (2) 302,200 18,005
Douglas Dynamics  464,470 19,550
Enpro  145,645 36,506
Esab  88,761 8,580

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ESCO Technologies  82,869 23,317
Flowserve  228,489 16,796
Helios Technologies  414,031 26,792
Hillman Solutions (2) 1,982,377 16,493
JBT Marel  276,033 35,296
Middleby (2) 36,482 4,837
RBC Bearings (2) 99,281 53,921
Standex International  38,337 9,771
321,176
Marine Transportation  0.5%
Matson  279,694 45,853
45,853
Passenger Airlines  0.7%
Allegiant Travel (2) 633,688 51,354
Sun Country Airlines Holdings (2) 901,584 14,894
66,248
Professional Services  0.3%
Checkr, Acquisition Date: 6/29/18, Cost $866 (2)(3)(4) 211,422 1,715
FTI Consulting (2) 86,272 15,250
Parsons (1)(2) 73,281 3,970
UL Solutions, Class A  121,834 10,442
31,377
Trading Companies & Distributors  1.0%
Diploma (GBP)  197,746 15,788
Rush Enterprises, Class A  882,405 58,336
SiteOne Landscape Supply (2) 127,740 17,004
91,128
Total Industrials & Business Services 1,118,081
INFORMATION TECHNOLOGY  8.3%
Communications Equipment  1.6%
Applied Optoelectronics (2) 150,488 12,730
Digi International (2) 242,300 11,679
Viavi Solutions (2) 3,549,473 118,126
142,535
Electronic Equipment, Instruments & Components  2.6%
Bel Fuse, Class B  101,317 20,059
Littelfuse  202,784 68,815
Methode Electronics  1,225,746 6,766
Mirion Technologies (2) 2,194,326 40,792
Plexus (2) 49,140 9,953

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TTM Technologies (2) 553,317 53,904
Vishay Intertechnology  1,422,995 25,614
Vishay Precision Group (2) 214,084 9,296
235,199
IT Services  0.8%
Applied Digital (1)(2) 1,103,015 26,186
Endava, ADR (1)(2)(6) 2,191,468 9,686
Fastly, Class A (2) 1,087,183 31,593
Grid Dynamics Holdings (2) 1,509,600 8,605
76,070
Semiconductors & Semiconductor Equipment  2.1%
Allegro MicroSystems (1)(2) 206,341 6,506
Ambiq Micro (2) 328,890 8,357
Entegris  186,553 21,872
FormFactor (2) 194,462 18,861
Impinj (2) 9,288 954
Lattice Semiconductor (2) 627,353 58,193
MACOM Technology Solutions Holdings (2) 286,678 63,663
Onto Innovation (2) 65,843 13,502
191,908
Software  1.2%
Apiture Agreement Payment, EC, Acquisition Date: 10/28/25,
Cost $127 (2)(3)(4) 126,965 121
Apiture Expense Reserve Payment, EC, Acquisition Date:
10/28/25, Cost $152 (2)(3)(4) 152,358 145
Apiture Indemnification Special Payment, EC, Acquisition Date:
10/28/25, Cost $25 (2)(3)(4) 25,393 24
Cipher Digital (1)(2) 1,724,446 22,194
Hut 8 (2) 973,678 45,675
I3 Verticals, Class A (1)(2) 314,478 7,032
PAR Technology (1)(2) 539,484 7,191
Riot Platforms (2) 2,191,791 27,090
109,472
Total Information Technology 755,184
MATERIALS  5.4%
Chemicals  1.9%
Cabot  468,577 35,289
Celanese  274,548 18,057
Chemours  1,014,158 22,342
Element Solutions  1,800,336 61,463
HB Fuller  77,683 4,791
LSB Industries (2) 597,800 8,907

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Perimeter Solutions (2) 547,285 13,365
Quaker Chemical  82,646 10,267
174,481
Construction Materials  0.2%
Knife River (2) 226,441 18,489
18,489
Metals & Mining  3.0%
Capstone Copper (CAD) (1)(2) 3,278,094 24,720
Commercial Metals  221,616 13,614
Constellium (2) 2,093,059 51,448
Guardian Metal Resources, ADR (2) 303,797 5,310
IAMGOLD (2) 1,388,962 26,140
OR Royalties (1) 623,151 23,692
Reliance  171,306 52,063
Warrior Met Coal  753,196 70,160
Worthington Steel  239,681 7,274
274,421
Paper & Forest Products  0.3%
Louisiana-Pacific  157,442 11,454
West Fraser Timber (CAD) (1) 205,205 13,403
West Fraser Timber (1) 81,882 5,346
30,203
Total Materials 497,594
REAL ESTATE  7.9%
Health Care Real Estate Investment Trusts  1.0%
CareTrust REIT, REIT  2,437,573 89,337
Diversified Healthcare Trust, REIT  971,200 6,449
95,786
Hotel & Resort Real Estate Investment Trusts  0.8%
Pebblebrook Hotel Trust, REIT (1) 3,266,298 41,253
Ryman Hospitality Properties, REIT  310,578 28,657
69,910
Industrial Real Estate Investment Trusts  1.1%
EastGroup Properties, REIT  226,245 41,875
Terreno Realty, REIT  1,038,338 63,775
105,650
Office Real Estate Investment Trusts  1.1%
Empire State Realty Trust, Class A, REIT  1,550,097 8,061
Highwoods Properties, REIT  1,713,240 36,680
Hudson Pacific Properties, REIT (2) 1,548,622 9,152

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IQHQ, Class A-1, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,130 (2)(3)(4) 866,287 4,262
Kilroy Realty, REIT  1,520,476 42,893
101,048
Real Estate Management & Development  0.1%
St. Joe  134,019 8,416
8,416
Residential Real Estate Investment Trusts  0.9%
Independence Realty Trust, REIT  3,453,029 51,416
UMH Properties, REIT  2,162,169 31,200
82,616
Retail Real Estate Investment Trusts  1.9%
Curbline Properties, REIT (1) 3,240,251 83,566
Macerich, REIT  2,676,572 50,587
NETSTREIT, REIT (1) 884,190 16,649
Saul Centers, REIT  791,581 25,790
176,592
Specialized Real Estate Investment Trusts  1.0%
CubeSmart, REIT  1,022,871 37,488
Rayonier, REIT  899,467 18,547
Safehold, REIT  2,123,032 28,725
Smartstop Self Storage REIT, REIT (1) 351,775 10,652
95,412
Total Real Estate 735,430
UTILITIES  5.6%
Electric Utilities  1.9%
Hawaiian Electric Industries (2) 3,357,374 49,824
IDACORP (1) 489,666 70,008
OGE Energy  1,187,579 56,956
Oklo (1)(2) 14,950 741
177,529
Gas Utilities  2.8%
Chesapeake Utilities  591,474 74,744
MDU Resources Group  1,085,507 22,492
ONE Gas  1,012,815 87,234
Southwest Gas Holdings  552,832 48,041
Spire  291,259 26,371
258,882
Water Utilities  0.9%
Artesian Resources, Class A (6) 562,013 17,900

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
California Water Service Group  885,879 40,166
Middlesex Water (1) 523,028 27,223
85,289
Total Utilities 521,700
Total Common Stocks (Cost $6,530,369) 8,896,827
CONVERTIBLE BONDS  0.2%
CONSUMER STAPLES  0.2%
Food Products  0.2%
Farmers Business Network, 15.00%, 9/29/26, Acquisition Date:
6/20/25, Cost $3,200 (2)(3)(4) 3,200,000 3,200
Farmers Business Network, 15.00%, 9/29/26, Acquisition Date:
9/29/23, Cost $10,691 (3)(4) 10,691,000 10,691
Total Consumer Staples 13,891
Total Convertible Bonds (Cost $13,891) 13,891
CONVERTIBLE PREFERRED STOCKS  2.3%
CONSUMER DISCRETIONARY  0.1%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (2)
(3)(4)(5) 282,711 718
718
Specialty Retail  0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (2)(3)
(4) 2,127,647 1,809
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (2)
(3)(4) 406,249 4,123
5,932
Total Consumer Discretionary 6,650
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (2)(3)(4) 841,026 —
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (2)(3)(4) 144,247 —
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (2)(3)(4) 26,661 —
Total Consumer Staples —

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  0.2%
Financial Services  0.1%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (2)(3)(4) 445,224 —
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (2)(3)(4) 335,107 —
Stash Financial, Series H-1, Acquisition Date: 5/1/25,
Cost $800 (2)(3)(4) 479,125 1,519
Stash Financial, Series H-2, Acquisition Date: 5/1/25,
Cost $10,170 (2)(3)(4) 6,767,701 9,272
10,791
Insurance  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (2)
(3)(4) 1,296,510 9,491
9,491
Total Financials 20,282
HEALTH CARE  0.4%
Biotechnology  0.0%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269 (2)
(3)(4) 331,043 477
477
Health Care Providers & Services  0.0%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,065 (2)
(3)(4) 211,518 213
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981 (2)(3)(4) 3,729,550 1,119
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (2)(3)(4) 3,272,913 982
2,314
Life Sciences Tools & Services  0.4%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $11,917 (2)(3)
(4) 1,011,567 17,753
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (2)(3)(4) 472,388 10,331
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,635 (2)(3)(4) 307,043 6,715
34,799
Total Health Care 37,590

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  0.6%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $14,587 (2)(3)(4) 367,537 81
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645 (2)
(3)(4) 2,622,728 9,494
9,575
Electrical Equipment  0.4%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $12,776 (2)
(3)(4) 613,518 393
Tonian Holdings, Series A, Non-Voting Shares, Acquisition
Date: 1/15/21 - 7/20/21, Cost $8,392 (2)(3)(4)(6) 8,531,194 12,114
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,325 (2)(3)(4)(6) 15,050,275 21,371
33,878
Professional Services  0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (2)(3)
(4) 889,080 7,210
7,210
Total Industrials & Business Services 50,663
INFORMATION TECHNOLOGY  0.4%
Software  0.4%
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (2)(3)
(4) 711,894 15,234
Gusto, Series D, Acquisition Date: 7/16/19, Cost $1,612 (2)(3)
(4) 121,068 2,591
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (2)(3)(4) 857,551 12,949
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458 (2)(3)
(4) 309,802 4,737
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (2)(3)(4) 1,881,753 4,422
Total Information Technology 39,933
MATERIALS  0.6%
Chemicals  0.0%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (2)
(3)(4) 275,749 2,995
2,995

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining  0.6%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318 (2)(3)(4) 522,347 58,822
58,822
Total Materials 61,817
Total Convertible Preferred Stocks (Cost $289,592) 216,935
PREFERRED STOCKS  0.0%
ENERGY  0.0%
Energy Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21
- 9/29/21, Cost $1,287 (2)(3)(4)(5)(6) 1,286,870 1,789
Energy Reservoir Holdings, Series 2022, Class A-3, Acquisition
Date: 11/30/22, Cost $144 (2)(3)(4)(5)(6) 143,910 177
Total Energy 1,966
Total Preferred Stocks (Cost $1,431) 1,966
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 3.71% (6)(7) 75,396,716 75,397
Total Short-Term Investments (Cost $75,397) 75,397
SECURITIES LENDING COLLATERAL  1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.4%
Money Market Funds 1.4%
T. Rowe Price Treasury Reserve Fund, 3.68% (6)(7) 130,544,377 130,544
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 130,544
Total Securities Lending Collateral (Cost $130,544) 130,544
Total Investments in Securities  101.3%
(Cost $7,041,224) $ 9,335,560
Other Assets Less Liabilities (1.3)% (122,240)
Net Assets 100.0% $ 9,213,320

T. ROWE PRICE Small-Cap Value Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2026.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $300,088 and represents 3.3% of net assets.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Affiliated Companies
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Artesian Resources, Class A  $ 2 $ 134 $ 176
Avanos Medical  6 6,874 —
Cabaletta Bio  4 2,309 —
Endava, ADR  1 (4,223) —
Energy Reservoir Holdings, Class A-1  — — —
Energy Reservoir Holdings, Class A-3  — — —
Energy Reservoir Holdings, Series 2022, Class
A-3  — — —
FS Bancorp  24 (1,630) 181
James River Group Holdings  (4,454) 4,402 53
John Marshall Bancorp  12 339 109
Karyopharm Therapeutics  (22) (1,567) —
Karyopharm Therapeutics, Warrants, 10/3/28  — (161) —
Live Oak Bancshares  76 (3,075) 71
PRA Group  (1,097) 2,389 —
Southern First Bancshares  14 1,327 —
Talon Capital Sponsor, Class A  — — —
Tonian Holdings, Series A, Non-Voting Shares  — — —
Tonian Holdings, Series A, Voting Shares  — — —
T. Rowe Price Government Reserve Fund,
3.71% — — 373
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Affiliates not held at period end (6,679) 6,526 —
Totals $ (12,113)# $ 13,644 $ 963+

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
Applied Therapeutics  $ 1,268 $ — $ 7,794 $ —
Artesian Resources, Class A  17,790 — 24 17,900
Avanos Medical  27,031 5,910 37 39,778
Cabaletta Bio  11,320 1,944 12 15,561
Endava, ADR  13,252 676 19 9,686
Energy Reservoir Holdings,
Class A-1  9,602 — — 9,602
Energy Reservoir Holdings,
Class A-3  1,789 — — 1,789
Energy Reservoir Holdings,
Series 2022, Class A-3  177 — — 177
FS Bancorp  25,656 — 11 24,015
James River Group Holdings  17,257 397 5,435 16,621
John Marshall Bancorp  24,276 — 21 24,594
Karyopharm Therapeutics  6,322 2,457 2,330 4,882
Karyopharm Therapeutics,
Warrants, 10/3/28  1,575 — — 1,414
Live Oak Bancshares  80,934 — 47 77,812
PRA Group  * 3,038 1,898 33,969
Southern First Bancshares  23,167 — 20 24,474
Talon Capital Sponsor, Class A  1,384 — — 1,384
Tonian Holdings, Series A,
Non-Voting Shares  12,114 — — 12,114
Tonian Holdings, Series A,
Voting Shares  21,371 — — 21,371
T. Rowe Price Government
Reserve Fund, 3.71% 50,773  ¤  ¤ 75,397
T. Rowe Price Treasury
Reserve Fund, 3.68% 212,534  ¤  ¤ 130,544
Total $ 543,084^

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $963 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $584,939.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Cap
Value Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Small-Cap Value Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(13,187,000) for the period ended March 31, 2026.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,767,237 $ 67,686 $ 61,904 $ 8,896,827
Convertible Bonds — — 13,891 13,891
Convertible Preferred Stocks — — 216,935 216,935
Preferred Stocks — — 1,966 1,966
Short-Term Investments 75,397 — — 75,397
Securities Lending Collateral 130,544 — — 130,544
Total $ 8,973,178 $ 67,686 $ 294,696 $ 9,335,560
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 39,448 $ (2,369) $ 24,826 $ (1) $ 61,904
Convertible Bonds 13,891 — — — 13,891
Convertible Preferred Stocks 239,223 (10,818) — (11,470) 216,935
Preferred Stocks 1,966 — — — 1,966
Total $ 294,528 $ (13,187) $ 24,826 $ (11,471) $ 294,696

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$61,904 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount
for lack of
recoverability
—# —# —#
Discount for
uncertainty
5%
- 100%
5% Decrease
Market
comparable
Private
company
valuation
—# —# —#
Probability
for potential
outcome
25%
- 50%
38% Increase
Enterprise
value to sales
multiple
0.8x
- 5.7x
1.7x Increase
Sales growth
rate
17% 17% Increase
Enterprise
value to gross
profit multiple
3.5x
- 5.6x
3.8x Increase
Gross profit
growth rate
17% 17% Increase

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
7.9x
- 9.6x
8.8x Increase
Enterprise
value to
gross written
premiums
multiple
2.6x 2.6x Increase
Discount to
NAV
45% 45% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase
Volatility 60% 60% Increase
Convertible
Bonds
$ 13,891 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$216,935 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
5% 5% Decrease
Market
Comparable
Premium for
liquidation
preference
—# —# —#
Private
company
valuation
—# —# —#
Premium to
public company
multiples
1%
- 79%
25% Increase
Probability
for potential
outcome
25%
- 70%
48% Increase
Enterprise
value to sales
multiple
0.8x
- 30.7x
7.8x Increase
Sales growth
rate
3%
- 127%
61% Increase
Enterprise
value to gross
profit multiple
2.6x
- 32.3x
10.2x Increase
Gross profit
growth rate
4%
- 116%
53% Increase
Enterprise
value to
EBITDA
multiple
9.8x
- 10.3x
10.0x Increase
EBITDA growth
rate
2% 2% Increase

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
gross written
premiums
multiple
2.6x 2.6x Increase
Rate of return 29%
- 35%
32% Decrease
Cost of capital 20% 20% Decrease
Discount to
public company
multiples
20%
- 40%
27% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 45% 45% Increase

T. ROWE PRICE Small-Cap Value Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F46-054Q1 03/26
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Preferred
Stocks
$ 1,966 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease